UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   11/23/2011

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    58

Form 13F Information Table Value Total:    72,908
                                         (thousands)

List of Other Included Managers:

NONE

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                                                                                                    Gries Financial LLC
                                                                 FORM 13F
                                                            September 30, 2011

                                                                                                                Voting Authority
                                                                                                               -----------------
                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole    Shared
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ------------ -------- --------

Abbott Laboratories            COM              002824100      756         14776 SH       Sole                 14776.00
Annaly Mortgage Mangement      COM              035710409      225         13500 SH       Sole                 13500.00
Archer Daniels Midland         COM              039483102      344         13878 SH       Sole                 13878.00
Athersys, Inc.                 COM              04744l106       49         28000 SH       Sole                 28000.00
Avista Corp                    COM              940688104      418         17521 SH       Sole                 17521.00
Baxter International           COM              071813109      629         11202 SH       Sole                 11202.00
Becton Dickinson & Co.         COM              075887109      540          7370 SH       Sole                  7370.00
Black Hills Corporation        COM              092113109      432         14093 SH       Sole                 14093.00
Blackrock                      COM              092477108      392          2651 SH       Sole                  2651.00
Buckeye Partners LP            COM              118230101      454          7261 SH       Sole                  7261.00
CVS Corp. Delaware             COM              126650100      411         12230 SH       Sole                 12230.00
Casey's General Stores Inc     COM              147528103      430          9862 SH       Sole                  9862.00
Chevron Corp.                  COM              166764100      280          3027 SH       Sole                  3027.00
Church & Dwight Company, Inc C COM              171340102      465         10528 SH       Sole                 10528.00
Coca Cola Enterprises          COM              19122T109      391         15711 SH       Sole                 15711.00
Colgate-Palmolive              COM              194162103      461          5204 SH       Sole                  5204.00
Eaton Vance Corp               COM              278265103      390         17503 SH       Sole                 17503.00
Eli Lilly And Co.              COM              532457108      648         17521 SH       Sole                 17521.00
Exxon Mobil Corp.              COM              30231G102     1112         15311 SH       Sole                 15311.02
Federated Investors Inc.       COM              314211103      405         23107 SH       Sole                 23107.00
General Electric Co.           COM              369604103      234         15364 SH       Sole                 15364.00
ITT Corp.                      COM              45255H109      509         12123 SH       Sole                 12123.00
Intel Corp.                    COM              458140100      442         20722 SH       Sole                 20722.00
Intersil Holdings              COM              46069s109      370         35970 SH       Sole                 35970.00
Johnson & Johnson              COM              478160104      660         10365 SH       Sole                 10365.00
KLA-Tencor Corp                COM              482480100      420         10959 SH       Sole                 10959.00
Keycorp                        COM              493267108      213         35876 SH       Sole                 35876.00
Kimberly-Clark Corp.           COM              494368103      446          6276 SH       Sole                  6276.00
Kinder Morgan Energy Partners  COM              494550106      250          3651 SH       Sole                  3651.00
L3 Communications              COM              502424104      496          8000 SH       Sole                  8000.00
Linear Technology Corp.        COM              535678106      398         14379 SH       Sole                 14379.00
Lockheed Martin Corp.          COM              539830109      565          7780 SH       Sole                  7780.00
MDU Resources Group Inc        COM              552690109      385         20082 SH       Sole                 20082.00
Medicis                        COM              584690309      434         11884 SH       Sole                 11884.00
Medtronic Inc.                 COM              585055106      613         18428 SH       Sole                 18428.00
Merck & Co.                    COM              58933Y105      481         14699 SH       Sole                 14699.00
Molson Coors Brewing Company   COM              60871r209      372          9398 SH       Sole                  9398.00
Northern Trust Corp.           COM              665859104      392         11210 SH       Sole                 11210.00
Pepsico Inc.                   COM              713448108      886         14318 SH       Sole                 14318.00
Procter & Gamble Co.           COM              742718109      492          7784 SH       Sole                  7784.00
Progressive Corp.              COM              743315103      279         15710 SH       Sole                 15710.00
Raytheon Company               COM              755111507      577         14129 SH       Sole                 14129.00
S&P Depository Receipts        COM              78462f103      226          2000 SH       Sole                  2000.00
SEI Investments                COM              784117103      391         25424 SH       Sole                 25424.00
SPDR Dow Jones Industrial Aver COM              252787106    10307         94619 SH       Sole                 94619.00
Sempra Energy                  COM              816851109      424          8235 SH       Sole                  8235.00
Steris Corp.                   COM              859152100      649         22161 SH       Sole                 22161.00
Sunoco Logistics LP            COM              86764l108      288          3250 SH       Sole                  3250.00
Sysco Corp.                    COM              871829107      379         14648 SH       Sole                 14648.00
Teleflex                       COM              879369106      657         12214 SH       Sole                 12214.00
Vanguard Dividend Appreciation COM              921908844    12425        254815 SH       Sole                254815.36
Vanguard Emerging Markets Stoc COM              922042858    10556        294627 SH       Sole                294627.29
Vanguard Total Stock Market    COM              922908769      278          4821 SH       Sole                  4821.36
Wal-Mart Stores Inc.           COM              931142103      405          7806 SH       Sole                  7806.00
Walgreen Company               COM              931422109      327          9934 SH       Sole                  9934.00
iS Cohen & Strs Realty         COM              464287564     6553        106801 SH       Sole                106800.58
iS Russell Midcap              COM              464287499     7686         87092 SH       Sole                 87092.33
Exxon Mobil Corp.              COM              30231G102     2211         30448 SH       Sole                    30448
REPORT SUMMARY                 58 DATA RECORDS               72908                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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